Transition disclosures - Classification and measurement detail - Equity (Details) - Barclays Bank Group [member] - GBP (£) £ in Millions	Jan. 01, 2018	Dec. 31, 2017
Equity
Opening balance, IAS 39 carrying amount		£ 65,734
IFRS 9 impairment change	£ 2,200
Total, IFRS 9 carrying amount	63,584
Total equity excluding non-controlling interests [member]
Equity
Opening balance, IAS 39 carrying amount		65,733
IFRS 9 impairment change	2,200
Total, IFRS 9 carrying amount	63,583
Other reserves [member]
Equity
Opening balance, IAS 39 carrying amount		3,808
IFRS 9 impairment change	(3)
Total, IFRS 9 carrying amount	3,672
Retained earnings [member]
Equity
Opening balance, IAS 39 carrying amount		38,490
IFRS 9 impairment change	2,203
Total, IFRS 9 carrying amount	36,476
Fair value through other comprehensive income reserve [member]
Equity
IFRS 9 impairment change	(3)
Increase (decrease) due to changes in accounting policy [member] | Other reserves [member]
Equity
Amount of reclassifications or changes in presentation, equity	139
Increase (decrease) due to changes in accounting policy [member] | Fair value through other comprehensive income reserve [member]
Equity
Amount of reclassifications or changes in presentation, equity	3
Balance sheet presentation changes [member]
Equity
Opening balance, IAS 39 carrying amount		0
Balance sheet presentation changes [member] | Total equity excluding non-controlling interests [member]
Equity
Opening balance, IAS 39 carrying amount		0
Balance sheet presentation changes [member] | Other reserves [member]
Equity
Opening balance, IAS 39 carrying amount		0
Balance sheet presentation changes [member] | Retained earnings [member]
Equity
Opening balance, IAS 39 carrying amount		£ 0
IFRSs 9 [member]
Equity
Amount of reclassifications or changes in presentation, equity	0
IFRSs 9 [member] | Total equity excluding non-controlling interests [member]
Equity
Amount of reclassifications or changes in presentation, equity	0
IFRSs 9 [member] | Other reserves [member]
Equity
Amount of reclassifications or changes in presentation, equity	0
IFRSs 9 [member] | Retained earnings [member]
Equity
Amount of reclassifications or changes in presentation, equity	0
IFRSs 15 impact [member]
Equity
Amount of reclassifications or changes in presentation, equity	67
IFRSs 15 impact [member] | Total equity excluding non-controlling interests [member]
Equity
Amount of reclassifications or changes in presentation, equity	67
IFRSs 15 impact [member] | Other reserves [member]
Equity
Amount of reclassifications or changes in presentation, equity	0
IFRSs 15 impact [member] | Retained earnings [member]
Equity
Amount of reclassifications or changes in presentation, equity	67
IFRS 9 classification and measurement [member]
Equity
Amount of reclassifications or changes in presentation, equity	(17)
IFRS 9 classification and measurement [member] | Total equity excluding non-controlling interests [member]
Equity
Amount of reclassifications or changes in presentation, equity	(17)
IFRS 9 classification and measurement [member] | Other reserves [member]
Equity
Amount of reclassifications or changes in presentation, equity	(139)
IFRS 9 classification and measurement [member] | Retained earnings [member]
Equity
Amount of reclassifications or changes in presentation, equity	122
Classification [member] | Other reserves [member]
Equity
Amount of reclassifications or changes in presentation, equity	139
Classification [member] | Retained earnings [member]
Equity
Amount of reclassifications or changes in presentation, equity	122
Measurement [member] | Other reserves [member]
Equity
Amount of reclassifications or changes in presentation, equity	0
Measurement [member] | Retained earnings [member]
Equity
Amount of reclassifications or changes in presentation, equity	£ 0